Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are providing the following information about the relationship between “Compensation Actually Paid” (“CAP”) to our NEOs and certain financial performance measures as required by Item 402(v) of Regulation S-K. Please see the CD&A for additional information regarding our pay-for-performance philosophy and how target and realized compensation aligns with our performance.

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total	Average Compensation Actually Paid	Total	Peer Group Total	Net	Adjusted
	Paulo Ruiz	Craig Arnold	Paulo Ruiz	Craig Arnold	for Non-PEO NEOs(3)	to Non-PEO NEOs(4)	Shareholder Return(5)	Shareholder Return(6)	Income ($millions)(7)	Earnings Per Share(8)

2025	$7,923,677	$13,974,141	$5,883,694	$(16,187,601)	$4,748,553	$3,051,934	$288	$175	$4,090	$12.07

2024	-	$22,575,468	-	$46,818,133	$5,361,640	$7,722,515	$389	$176	$3,798	$10.80

2023	-	$20,493,989	-	$72,736,550	$4,342,153	$12,735,262	$279	$150	$3,223	$9.12

2022	-	$14,284,434	-	$10,446,270	$3,855,204	$2,870,949	$178	$127	$2,465	$7.57

2021	-	$19,513,270	-	$48,551,202	$5,727,120	$10,481,891	$192	$135	$2,146	$6.62

(1) Mr. Ruiz served as our principal executive officer ("PEO") from June 1, 2025 through December 31, 2025. Mr. Arnold served as our PEO from January 1, 2025 through May 31, 2025, and for the full year in 2024, 2023, 2022, and 2021.

(2) The amount reported represents CAP to Mr. Arnold and Mr. Ruiz as calculated in accordance with Item 402(v) of regulation S-K. CAP does not represent total amounts earned or realized by Mr. Ruiz or Mr. Arnold. Instead, for each respective year, CAP equals:

Summary Compensation Table Total Compensation;

Minus the grant date fair value of stock and option awards as reported in the Summary Compensation Table in each respective year, calculated in accordance with ASC 718;

Plus or minus the incremental change in value of stock and option awards as measured from the end of the prior fiscal year to the next year-end or vesting date, as applicable, calculated in accordance with ASC 718, and adding dividends for the applicable years prior to the vesting date. The amounts include valuations for shares that are subject to performance conditions and shares subject to continued service requirements that may or may not be earned;

Minus the actuarial change in present value of defined benefit pensions as reported in the Summary Compensation Table in each respective year;

Plus or minus the actuarially determined service cost for services rendered during each year and the entire cost of pension benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment, calculated in accordance with ASC 715.

The adjustments made to determine CAP for Mr. Ruiz and Mr. Arnold are as follows:

Reconciliation of Summary Compensation Table total compensation to CAP for CEO (Ruiz)

Year	Summary Compensation Table Total	Minus Equity Awards from Summary Compensation Table Total(i)	Plus Equity Award Adjustment to Summary Compensation Table Total(ii)	Minus Changes in Pension Value from Summary Compensation Table Total(iii)	Plus Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid

2025	$7,923,677	$(5,525,009)	$3,485,026	$—	$—	$5,883,694

Reconciliation of Summary Compensation Table total compensation to CAP for CEO (Arnold)

Year	Summary Compensation Table Total	Minus Equity Awards from Summary Compensation Table Total(i)	Plus Equity Award Adjustment to Summary Compensation Table Total(ii)	Minus Changes in Pension Value from Summary Compensation Table Total(iii)	Plus Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid

2025	$13,974,141	$(11,511,179)	$(18,416,352)	$(580,584)	$346,373	$(16,187,601)

2024	$22,575,468	$(16,178,227)	$40,970,207	$(1,209,689)	$660,374	$46,818,133

2023	$20,493,989	$(13,041,773)	$66,048,804	$(1,462,965)	$698,495	$72,736,550

2022	$14,284,434	$(10,502,416)	$5,973,862	-	$690,390	$10,446,270

2021	$19,513,270	$(11,849,767)	$43,200,170	$(3,163,742)	$851,271	$48,551,202

(i)
The values of stock and option awards reported in the Summary Compensation Table for each reported year.
(ii)
The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following: (a) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (b) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (c) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (d) when applicable, for awards granted in prior years that are forfeited due to departure from the Company or fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (e) the dollar value of any dividends or other earnings on stock awards in the applicable year prior to vesting. Mr. Arnold's participation in open ESIP periods was prorated at the time of retirement, resulting in a cancellation of a portion of the PSUs that were originally granted to him. The negative CAP for Mr. Arnold is attributable to these cancellations and the change in fair value of the awards.
(iii)
The change in pension values as reported in the Summary Compensation Table for each respective year.
(iv)
On December 31, 2020, we froze our defined benefit pension plans as described in 2025 Pension Benefits. This plan amendment did not establish a prior service cost base as the reduction in the projected benefit obligation due to the elimination of future pay increases was accounted for as a curtailment. The adjustments shown correspond with the service cost and changes to the benefit obligation due to the plan amendment as reflected in our financial statements.

(3) The amounts reported represent the average of Summary Compensation Table total compensation reported for the Company’s NEOs, excluding Mr. Ruiz and Mr. Arnold in 2025, in each respective year. The NEOs included in each respective year are:

2025	2024	2023	2022	2021

Olivier Leonetti Heath Monesmith Kaled Awada Lucy Clark Dougherty Ernest Marshall	Olivier Leonetti Ernest Marshall Heath Monesmith Paulo Ruiz Thomas Okray	Ernest Marshall Heath Monesmith Paulo Ruiz Thomas Okray	Brian Brickhouse Heath Monesmith Paulo Ruiz Thomas Okray Uday Yadav	Brian Brickhouse Richard Fearon Heath Monesmith Thomas Okray Uday Yadav

(4) The dollar amounts reported represent the average CAP to the NEOs, excluding Mr. Ruiz and Mr. Arnold. The amounts below do not represent total amounts earned or realized by the NEOs as they include amounts of unvested equity awards that are subject to performance and/or service requirements and may or may not be earned. As described in footnotes (2), (i), (ii), (iii), and (iv) above, the following adjustments were made to Summary Compensation Table total compensation to calculate CAP in accordance with Item 402(v) of regulation S-K:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Equity Awards Deducted from Summary Compensation Table Total for Non-PEO NEOs	Plus Average Equity Award Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Minus Average Changes in Pension Value Deducted from Summary Compensation Table Total for Non-PEO NEOs(i)	Plus Average Pension Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2025	$4,748,553	$(2,670,695)	$976,070	$(9,971)	-	$3,051,934

2024	$5,361,640	$(4,594,607)	$6,036,672	$(555)	-	$7,722,515

2023	$4,342,153	$(2,225,639)	$10,618,918	$(170)	-	$12,735,262

2022	$3,855,204	$(1,879,751)	$891,917	$(132,796)	$138,761	$2,870,949

2021	$5,727,120	$(3,332,641)	$8,367,368	$(445,286)	$95,341	$10,481,891

(i) Mr. Monesmith participated in the Cooper Pension Plan which was merged with the Pension Plan for Eaton employees, but receives no further benefit under the Pension Plan for Eaton Employees. All other NEOs participate in our defined contribution plans.

(5) Cumulative TSR assumes dividend reinvestment and a fixed investment of $100 in our shares as of December 31, 2020.

(6) Cumulative TSR of the S&P Industrials 500, assuming a fixed investment of $100 as of December 31, 2020.

(7) Amounts reported represent the amount of Net Income reported in our audited financial statements for each applicable year.

(8) Adjusted EPS equals fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs, and intangible amortization reported in the Company’s financial statements. We have determined that Adjusted EPS is the most important annual measure used to link CAP to company performance for the most recently completed fiscal year.

Financial Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who are capable of creating and sustaining value for our shareholders. The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term. Please see “2025 Short-Term Incentive Awards” and “Long-Term Incentives Granted in 2025” for more information on the rationale for using these metrics. The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

■

Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs, and intangible amortization reported in the Company’s financial statements;

■	Adjusted OCF which equals operating cash flow excluding U.S. qualified pension contributions; and
■	Total Shareholder Return.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The amounts reported represent the average of Summary Compensation Table total compensation reported for the Company’s NEOs, excluding Mr. Ruiz and Mr. Arnold in 2025, in each respective year. The NEOs included in each respective year are:

2025	2024	2023	2022	2021

Olivier Leonetti Heath Monesmith Kaled Awada Lucy Clark Dougherty Ernest Marshall	Olivier Leonetti Ernest Marshall Heath Monesmith Paulo Ruiz Thomas Okray	Ernest Marshall Heath Monesmith Paulo Ruiz Thomas Okray	Brian Brickhouse Heath Monesmith Paulo Ruiz Thomas Okray Uday Yadav	Brian Brickhouse Richard Fearon Heath Monesmith Thomas Okray Uday Yadav

Adjustment To PEO Compensation, Footnote

The adjustments made to determine CAP for Mr. Ruiz and Mr. Arnold are as follows:

Reconciliation of Summary Compensation Table total compensation to CAP for CEO (Ruiz)

Year	Summary Compensation Table Total	Minus Equity Awards from Summary Compensation Table Total(i)	Plus Equity Award Adjustment to Summary Compensation Table Total(ii)	Minus Changes in Pension Value from Summary Compensation Table Total(iii)	Plus Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid

2025	$7,923,677	$(5,525,009)	$3,485,026	$—	$—	$5,883,694

Reconciliation of Summary Compensation Table total compensation to CAP for CEO (Arnold)

Year	Summary Compensation Table Total	Minus Equity Awards from Summary Compensation Table Total(i)	Plus Equity Award Adjustment to Summary Compensation Table Total(ii)	Minus Changes in Pension Value from Summary Compensation Table Total(iii)	Plus Pension Adjustment to Summary Compensation Table Total(iv)	Compensation Actually Paid

2025	$13,974,141	$(11,511,179)	$(18,416,352)	$(580,584)	$346,373	$(16,187,601)

2024	$22,575,468	$(16,178,227)	$40,970,207	$(1,209,689)	$660,374	$46,818,133

2023	$20,493,989	$(13,041,773)	$66,048,804	$(1,462,965)	$698,495	$72,736,550

2022	$14,284,434	$(10,502,416)	$5,973,862	-	$690,390	$10,446,270

2021	$19,513,270	$(11,849,767)	$43,200,170	$(3,163,742)	$851,271	$48,551,202

(i)
The values of stock and option awards reported in the Summary Compensation Table for each reported year.
(ii)
The equity award adjustments for each applicable year include the addition or subtraction, as applicable, of the following: (a) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (b) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (c) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (d) when applicable, for awards granted in prior years that are forfeited due to departure from the Company or fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (e) the dollar value of any dividends or other earnings on stock awards in the applicable year prior to vesting. Mr. Arnold's participation in open ESIP periods was prorated at the time of retirement, resulting in a cancellation of a portion of the PSUs that were originally granted to him. The negative CAP for Mr. Arnold is attributable to these cancellations and the change in fair value of the awards.
(iii)
The change in pension values as reported in the Summary Compensation Table for each respective year.
(iv)
On December 31, 2020, we froze our defined benefit pension plans as described in 2025 Pension Benefits. This plan amendment did not establish a prior service cost base as the reduction in the projected benefit obligation due to the elimination of future pay increases was accounted for as a curtailment. The adjustments shown correspond with the service cost and changes to the benefit obligation due to the plan amendment as reflected in our financial statements.

Non-PEO NEO Average Total Compensation Amount	$ 4,748,553	$ 5,361,640	$ 4,342,153	$ 3,855,204	$ 5,727,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,051,934	7,722,515	12,735,262	2,870,949	10,481,891
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average CAP to the NEOs, excluding Mr. Ruiz and Mr. Arnold. The amounts below do not represent total amounts earned or realized by the NEOs as they include amounts of unvested equity awards that are subject to performance and/or service requirements and may or may not be earned. As described in footnotes (2), (i), (ii), (iii), and (iv) above, the following adjustments were made to Summary Compensation Table total compensation to calculate CAP in accordance with Item 402(v) of regulation S-K:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Minus Average Equity Awards Deducted from Summary Compensation Table Total for Non-PEO NEOs	Plus Average Equity Award Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Minus Average Changes in Pension Value Deducted from Summary Compensation Table Total for Non-PEO NEOs(i)	Plus Average Pension Adjustment to Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs

2025	$4,748,553	$(2,670,695)	$976,070	$(9,971)	-	$3,051,934

2024	$5,361,640	$(4,594,607)	$6,036,672	$(555)	-	$7,722,515

2023	$4,342,153	$(2,225,639)	$10,618,918	$(170)	-	$12,735,262

2022	$3,855,204	$(1,879,751)	$891,917	$(132,796)	$138,761	$2,870,949

2021	$5,727,120	$(3,332,641)	$8,367,368	$(445,286)	$95,341	$10,481,891

(i) Mr. Monesmith participated in the Cooper Pension Plan which was merged with the Pension Plan for Eaton employees, but receives no further benefit under the Pension Plan for Eaton Employees. All other NEOs participate in our defined contribution plans.

Compensation Actually Paid vs. Total Shareholder Return

CAP and TSR:

We use a variety of quantitative and qualitative metrics to align compensation with our performance and the value we are delivering to our shareholders. In accordance with Item 402(v) of Regulation S-K, the following graph illustrates that the CAP to Mr. Arnold and Mr. Ruiz and the average CAP to the other NEOs is aligned with our cumulative TSR which has exceeded the TSR of the S&P 500 Industrials over the years presented in the Pay Versus Performance Table ("PVP Table"). The comparison between CAP and TSR is relevant because a significant portion of our NEOs’ compensation is delivered in the form of equity. Specifically, 76% of Mr. Arnold's target total compensation and 68% of Mr. Ruiz's target total compensation and, on average, 60% of the other NEOs’ target total compensation is delivered in a combination of restricted share units, PSUs, and stock options. Moreover, relative TSR over a three-year period serves as the performance criteria for purposes of our performance-based long-term incentive plan.

Compensation Actually Paid vs. Net Income

CAP and Net Income:

Although Net Income is a required metric for purposes of the PVP Table, it is not a measure we use in our short- or long-term incentive plans and is not a factor the Committee considers in determining pay for our NEOs. The graph below presents CAP and Net Income for each of the years reported in the PVP Table.

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted EPS:

The following chart demonstrates the correlation between CAP to Mr. Arnold and Mr. Ruiz and the average CAP to other NEOs relative to Adjusted EPS. Adjusted EPS serves as one of two primary financial measures in our short-term incentive plan, although the Committee does consider other qualitative and quantitative factors when determining actual short-term incentive awards. On a target basis, short-term incentives represent 15% of Mr. Arnold's target total compensation and 19% of Mr. Ruiz’s target total compensation and 19%, on average, of the other NEOs’ total compensation. Because it is a metric in our short-term incentive plan and of critical interest to our shareholders, we have determined that Adjusted EPS is the most important metric (not otherwise required to be disclosed in the PVP Table) used to link CAP to our performance for the most recently completed fiscal year. CAP varies from year to year because a significant portion of compensation is delivered in equity and subject to the appreciation or depreciation in our share price.

Tabular List, Table

Financial Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who are capable of creating and sustaining value for our shareholders. The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term. Please see “2025 Short-Term Incentive Awards” and “Long-Term Incentives Granted in 2025” for more information on the rationale for using these metrics. The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

■

Adjusted EPS which equals the fully-diluted earnings per share, excluding acquisition integration and divestiture costs, restructuring costs, and intangible amortization reported in the Company’s financial statements;

■	Adjusted OCF which equals operating cash flow excluding U.S. qualified pension contributions; and
■	Total Shareholder Return.

Total Shareholder Return Amount	$ 288	389	279	178	192
Peer Group Total Shareholder Return Amount	175	176	150	127	135
Net Income (Loss)	$ 4,090,000,000	$ 3,798,000,000	$ 3,223,000,000	$ 2,465,000,000	$ 2,146,000,000
Company Selected Measure Amount	12.07	10.8	9.12	7.57	6.62
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OCF
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Paulo Ruiz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,923,677
PEO Actually Paid Compensation Amount	$ 5,883,694
PEO Name	Mr. Ruiz
Craig Arnold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,974,141	$ 22,575,468	$ 20,493,989	$ 14,284,434	$ 19,513,270
PEO Actually Paid Compensation Amount	$ (16,187,601)	$ 46,818,133	$ 72,736,550	$ 10,446,270	$ 48,551,202
PEO Name	Mr. Arnold	Mr. Arnold	Mr. Arnold	Mr. Arnold	Mr. Arnold
PEO | Paulo Ruiz [Member] | Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,525,009)
PEO | Paulo Ruiz [Member] | Adjusted Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,485,026
PEO | Paulo Ruiz [Member] | Pension Value from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Paulo Ruiz [Member] | Pension Adjustment to Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Craig Arnold [Member] | Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,511,179)	$ (16,178,227)	$ (13,041,773)	$ (10,502,416)	$ (11,849,767)
PEO | Craig Arnold [Member] | Adjusted Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,416,352)	40,970,207	66,048,804	5,973,862	43,200,170
PEO | Craig Arnold [Member] | Pension Value from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,584)	(1,209,689)	(1,462,965)		(3,163,742)
PEO | Craig Arnold [Member] | Pension Adjustment to Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,373	660,374	698,495	690,390	851,271
Non-PEO NEO | Summary Compensation Table Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,670,695)	(4,594,607)	(2,225,639)	(1,879,751)	(3,332,641)
Non-PEO NEO | Adjusted Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	976,070	6,036,672	10,618,918	891,917	8,367,368
Non-PEO NEO | Pension Value from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,971)	(555)	(170)	(132,796)	(445,286)
Non-PEO NEO | Pension Adjustment to Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 138,761	$ 95,341